HSBC Funds
HSBC Advisor Funds Trust

Supplement Dated June 20, 2012
to the HSBC Money Market, Equity and World Selection Prospectuses Dated February 28, 2012,
to the HSBC Emerging Markets Prospectus Dated February 28, 2012, as Supplemented April 9, 2012
(the “Prospectuses”),
and to the HSBC RMB Fixed Income Fund Prospectus Dated April 30, 2012
(the “RMB Fixed Income Prospectus”)

The information below replaces the section entitled “Selling Your Shares – Redemption Proceeds” in each of the Prospectuses.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

The information below replaces the section entitled “Selling Your Shares – Redemption Proceeds” in the RMB Fixed Income Prospectus.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

HSBC Funds
HSBC Advisor Funds Trust

Supplement Dated June 20, 2012
to the HSBC Money Market and Retail and Advisor Statements of Additional Information Dated
February 28, 2012,
to the HSBC Emerging Markets Statement of Additional Information Dated February 28, 2012,
as Supplemented April 9, 2012
(the “SAIs”),
and to the HSBC RMB Fixed Income Fund Statement of Additional Information
Dated April 30, 2012, as Supplement June 5, 2012 (the “RMB Fixed Income SAI”)

The information below should be added as the last paragraph in the section entitled “Redemption of Shares” in each of the SAIs.

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in-kind. However, the Funds have made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Funds reserve the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

The information below should be added as the last paragraph in the section entitled “Redemption of Shares” in the RMB Fixed Income SAI.

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in-kind. However, the Fund has made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund reserves the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE